Management of financial risks, financial instruments, and other risks (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Management Of Financial Risks Financial Instruments And Other Risks
Cash and cash equivalents	$ 4,172,316	$ 2,705,675	$ 2,343,780	$ 1,246,566
Securities	91,853	815,962
Derivative financial instruments	41,485	101,318
Collateral for credit card operations	305	1,052
Financial assets at fair value through profit or loss	133,643	918,332
Securities	9,947,138	8,163,428
Financial assets at fair value through other comprehensive income	9,947,138	8,163,428
Compulsory and other deposits at central banks	2,778,019	938,659
Credit card receivables	8,233,072	4,780,520
Loans to customers	1,673,440	1,194,814
Other receivables	521,670	50,349
Other financial assets	478,283	18,493
Financial assets at amortized cost	13,684,484	6,982,835
Total	$ 27,937,581	$ 18,770,270